Dechert LLP
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EDWIN BATISTA
Associate

October 17, 2025	Edwin.Batista@dechert.com
+1 617 728 7165 Direct
+1 617 275 8383 FAX

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 144 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information for the Multi-Manager High Yield Bond Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on August 15, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista